UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

         17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:   9/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares		Value
	COMMON STOCK & WARRANTS - 108.6%
	AUTO MANUFACTURERS - 5.8%
60,000	Ford Motor Co. ^	$ 1,012,200

	BANKS - 31.4%
80,000	Bank of America Corp.	1,104,000
125,000	Bank of America Corp. - Warrants @ $13.30, Due 1/16/19 *	761,250
180,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 * ^	3,016,800
40,000	Wells Fargo & Co. - Warrants @ $34.01, Due 10/28/18 *	561,600
		5,443,650
	BIOTECHNOLOGY - 23.8%
1,340	Ariad Pharmaceuticals, Inc. *	24,656
12,500	Celgene Corp. * ^ +	1,924,125
17,000	Gilead Sciences, Inc. * +	1,068,280
12,000	Illumina, Inc. * ^ +	969,960
20,000	Trovagene, Inc. *	143,600
		4,130,621
	COMMERCIAL SERVICES - 4.9%
1,250	MasterCard, Inc. - Class A ^ +	840,975

	COMPUTERS - 4.8%
1,750	Apple, Inc. ^	834,313

	HEALTHCARE-PRODUCTS - 14.3%
10,000	Edwards Lifesciences Corp. * ^	696,300
2,000	Intuitive Surgical, Inc. * ^	752,540
35,000	MAKO Surgical Corp. * ^	1,032,850
		2,481,690
	MACHINERY-DIVERSIFIED - 11.4%
15,000	Chart Industries, Inc. * ^ +	1,845,600
3,000	The ExOne Co. *	127,800
		1,973,400
	PHARMACEUTICALS - 11.7%
37,500	Pacira Pharmaceuticals, Inc. * ^	1,803,375
25,000	Vivus, Inc. *	233,000
		2,036,375
	TELECOMMUNICATIONS - 0.5%
2,500	DigitalGlobe, Inc. *	79,050

	TOTAL COMMON STOCK & WARRANTS (Cost - $12,825,862)	18,832,274

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value
	SHORT-TERM INVESTMENTS - 15.1%
	MONEY MARKET FUND - 15.1%
2,617,453	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% ** ^
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,617,453)	$ 2,617,453

	TOTAL INVESTMENTS - 123.7% (Cost - $15,443,315) (a)	$ 21,449,727
	OTHER ASSETS LESS LIABILITIES - NET - (23.7) %	(4,114,303)
	NET ASSETS - 100.0%	$ 17,335,424

	^ All or a portion of the security is pledged as collateral for the line of credit. Total value of pledged securities at September 30, 2013 is $10,709,151.
	* Non-income producing security.
	+ Subject to written call option.
	** Money market fund: interest rate reflects seven-day effective yield on September 30, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for Federal tax purposes including options written is $15,177,723 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 6,109,295
	Unrealized Depreciation:	(732,366)
	Net Unrealized Appreciation:	$ 5,376,929

Contracts ***		Value
	CALL OPTIONS WRITTEN *
75	Celgene Corp., Janurary 2014, Call @ $130	$ 213,750
75	Chart Industries, Inc., December 2013, Call @ $100	183,375
100	Gilead Sciences, Inc., Janurary 2014, Call @ $45	187,000
70	Illumina, Inc., December 2013, Call @ $60	147,000
15	MasterCard, Inc., Janurary 2014, Call @ $570	163,950
	TOTAL CALL OPTIONS WRITTEN - (Premiums received - $731,112) (a)	$ 895,075

*** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013  for the Portfolio's investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock & Warants	$ 18,832,274	$ -	$ -	$ 18,832,274
Short-Term Investments	2,617,453	-	-	2,617,453
Total	$ 21,449,727	$ -	$ -	$ 21,449,727

Liabilities*	Level 1	Level 2	Level 3	Total
Call Options Written	$ 895,075	$ -	$ -	$ 895,075
Total	$ 895,075	$ -	$ -	$ 895,075

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 and Level 2 during the period.  It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.
A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).
A Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  During the period ended September 30, 2013, the Fund’s change in unrealized depreciation and realized gain/loss on option contracts subject to equity price risk amounted to $163,963 and $0, respectively which serves as an indicator of the volume of derivative activity for the Fund during the period.

The following table summarizes the Fund's written option activity:

	Options Written
	Contracts	Premium
Outstanding at June 30, 2013	-	$ -
Options written	(335)	(731,112)
Outstanding at September 30, 2013	(335)	$ (731,112)

The equity contracts are an indication of volume in the Fund’s derivative activity.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares		Value
	COMMON STOCK & WARRANTS - 98.5%
	AEROSPACE/DEFENSE - 6.9%
12,500	B/E Aerospace, Inc. *	$ 922,750
12,500	Boeing Co.	1,468,750
		2,391,500
	AUTO MANUFACTURERS - 11.5%
150,000	Ford Motor Co.	2,530,500
7,500	Tesla Motors, Inc. * +	1,450,650
		3,981,150
	BANKS - 15.0%
120,000	Bank of America Corp.	1,656,000
210,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 *	3,519,600
		5,175,600
	BIOTECHNOLOGY - 13.5%
20,000	Celgene Corp. *	3,078,600
25,000	Gilead Sciences, Inc. *	1,571,000
		4,649,600
	CHEMICALS - 7.4%
17,500	FMC Corp.	1,255,100
12,500	Monsanto Co.	1,304,625
		2,559,725
	COMMERCIAL SERVICES - 7.8%
4,000	MasterCard, Inc. - Class A +	2,691,120

	COMPUTERS - 4.1%
3,000	Apple, Inc.	1,430,250

	HEALTHCARE-PRODUCTS - 2.7%
2,500	Intuitive Surgical, Inc. *	940,675

	INTERNET - 5.9%
5,000	eBay, Inc. *	278,950
2,000	Google, Inc. - Class A *	1,751,820
		2,030,770
	MACHINERY-DIVERSIFIED - 7.1%
20,000	Chart Industries, Inc. * +	2,460,800

	MEDIA - 2.8%
5,000	Discovery Communications, Inc. - Class A *	422,100
5,000	Time Warner Cable, Inc. - Class A	558,000
		980,100

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares		Value

	OIL & GAS SERVICES - 2.4%
5,000	Core Laboratories N.V.	$ 846,050

	PHARMACEUTICALS - 3.1%
22,500	Pacira Pharmaceuticals, Inc. *	1,082,025

	SEMICONDUCTORS - 7.2%
10,000	ASML Holding N.V.	987,600
22,500	QUALCOMM, Inc.	1,515,600
		2,503,200
	TRANSPORTATION - 1.1%
4,000	Genesse & Wyoming, Inc. *	371,880

	TOTAL COMMON STOCK & WARRANTS (Cost - $19,992,292)	34,094,445

	SHORT-TERM INVESTMENTS - 2.9%
	MONEY MARKET FUND - 2.9%
1,012,031	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,012,031)	1,012,031

	TOTAL INVESTMENTS - 101.4% (Cost - $21,004,323) (a)	$ 35,106,476
	OTHER ASSETS LESS LIABILITIES - NET - (1.4) %	(502,070)
	NET ASSETS - 100.0%	$ 34,604,406

	* Non-income producing security.
	+ Subject to written call option.
	** Money market fund: interest rate reflects seven-day effective yield on September 30, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $20,983,842 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 13,786,255
	Unrealized Depreciation:	(138,621)
	Net Unrealized Appreciation:	$ 13,647,634

Contracts ***		Value
	CALL OPTIONS WRITTEN *
75	Chart Industries, Inc., December 2013, Call @ $105	$ 152,250
15	MasterCard, Inc., Janurary 2014, Call @ $600	123,938
25	Tesla Motors, Inc., December 2013, Call @ $115	198,812
	TOTAL CALL OPTIONS WRITTEN - (Premiums received - $336,379) (a)	$ 475,000

*** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances.

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013  for the Portfolio's investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock & Warants	$ 34,094,445	$ -	$ -	$ 34,094,445
Short-Term Investments	1,012,031	-	-	1,012,031
Total	$ 35,106,476	$ -	$ -	$ 35,106,476

Liabilities*	Level 1	Level 2	Level 3	Total
Call Options Written	$ 475,000	$ -	$ -	$ 475,000
Total	$ 475,000	$ -	$ -	$ 475,000

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 and Level 2 during the period.  It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.
A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).
A Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  During the period ended September 30, 2013, the Fund’s change in unrealized depreciation and realized gain/loss on option contracts subject to equity price risk amounted to $138,621 and $0, respectively which serves as an indicator of the volume of derivative activity for the Fund during the period.

The following table summarizes the Fund's written option activity:

	Options Written
	Contracts	Premium
Outstanding at June 30, 2013	-	$ -
Options written	(115)	(336,379)
Outstanding at September 30, 2013	(115)	$ (336,379)

The equity contracts are an indication of volume in the Fund’s derivative activity.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/27/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/27/13